Fundamental Accounting Concept (Details) - Schedule of total capital plus net debt - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of total capital plus net debt [Abstract]
Trade and other payables (Note 22)	$ 15,892,129	$ 14,409,807
Less: Cash and cash equivalents (Note 17)	(632,540)	(5,608,311)
Net debt	15,259,589	8,801,496
Loans and borrowings (Note 24)	18,526,802	12,735,835
Equity	(26,842,475)	(17,055,553)
Total capital	(8,315,673)	(4,319,718)
Capital and net debt	$ 6,943,916	$ 4,481,778
Gearing ratio	220.00%	196.00%